Accounts Receivable, Net - Ageing Analysis of Accounts Receivable not Impaired (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Accounts receivable	¥ 20,475	¥ 22,096
Not past due [member]
Disclosure of financial assets [line items]
Accounts receivable		19,623
Amounts past due [member]
Disclosure of financial assets [line items]
Accounts receivable		2,473
Amounts past due [member] | Less than 1 month past due [member]
Disclosure of financial assets [line items]
Accounts receivable		1,518
Amounts past due [member] | 1 to 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable		¥ 955